OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the pension benefits
At the beginning of the year	$ 376
Incorporation by merger		$ 485
Service cost	28	36
Interest cost	134	111
Actuarial results	(47)	(58)
Uses	(164)	(198)
At the end of the year	327	376
Paid	$ (2)	$ (12)